Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail)			12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares
Disclosure of classes of share capital [line items]
Expected volatility	61.00%	61.00%	0.00%
Risk-free interest rate	0.19%	0.27%	0.00%
Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility				67.00%
Risk-free interest rate				1.26%
Expected life of warrants (years)			3 years	10 years
Market price of ordinary shares | (per share)			$ 3.58	£ 0.83
Model used			Black-Scholes	Black-Scholes
Bottom of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility			84.00%
Risk-free interest rate			0.05%
Top of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility			85.00%
Risk-free interest rate			0.25%